UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM 12b-25

                                               SEC FILE NUMBER: 333-07242
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                                               CUSIP NUMBER:
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                           NOTIFICATION OF LATE FILING


(Check One):
     [X]  Form 10-K and Form 10-KSB    [ ]  Form 11-K   [ ]  Form 20-F
     [ ]  Form 10-Q and Form 10-QSB    [ ]  Form N-SAR

     For Period Ended:        June 30, 2003
                 -----------------------------------

     [ ]  Transition Report on Form 10-K and Form 10-KSB
     [ ]  Transition Report on Form 20-F
     [ ]  Transition Report on Form 11-K
     [ ]  Transition Report on Form 10-Q and Form 10-QSB
     [ ]  Transition Report on Form N-SAR

     For the Transition Period Ended:
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     Read Attached Instruction Sheet Before Preparing Form. Please Print
or Type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which notification relates:
                                                   -------------------------


                         PART I. REGISTRANT INFORMATION


Full Name of Registrant:             TRB Systems International Inc.
                        ----------------------------------------------------

Former Name If Applicable:                      N/A
                          --------------------------------------------------

Address of Principal Executive Office
(Street and Number):                   210 Hutton Avenue, Suite 3
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City, State and Zip Code:             West Orange, New Jersey 07039
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                        PART II. RULE 12b-25 (b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

   [X]   (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

   [X]   (b) The subject annual report, semi-annual report, transition report on Forms 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

   [ ]   (c) The accountant's statement or other exhibit required by Rule
             12b-25(c) has been attached if applicable.


                               PART III. NARRATIVE

     State below in reasonable detail the reasons why Forms 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

   The Registrant requires additional time to review and complete form 10-KSB. The Registrant will file its report on form 10-KSB as soon as possible, and in any event no later than the fifteenth calendar day following the prescribed due date for such report.


                           PART IV. OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification.

     Byung Yim                  (973)            994-4488
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      (Name)                  (Area code)     (Telephone number)


    (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?
If the answer is no, identify report(s).                 [x] Yes  [ ] No

    (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report
or portion thereof?                                      [X] Yes  [ ] No

    If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     For the year ended June 30, 2002, the Registrant had net income of $10,426. The Registrant anticipates posting a net loss of approximately $465,000 for the year ended June 30, 2003.



                         TRB Systems International Inc.
                  (Name of Registrant as specified in charter)


has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 1, 2003          By:    /s/ Byung Yim
                               -------------------------------------
                               Name:      Byung Yim
                               Title:     President and Director
                                       (Principal Executive Officer)


                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).